Quarterly Financial Summary (unaudited)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Summary (unaudited)

13. Quarterly Financial Summary (unaudited)

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
(in thousands, except per share data)	2021	2021	2021	2021
Product sales	$—	$—	$—	$—
Gross profit	$130	$—	$—	$—
Operating loss	$(1,291)	$(2,503)	$(2,296)	$(2,843)
Net loss	$(1,283)	$(2,501)	$(2,294)	$(2,843)
Net loss per share – basic and diluted	$(0.03)	$(0.06)	$(0.08)	$(0.12)

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
	2020	2020	2020	2020
Product sales	$—	$—	$—	$—
Gross profit	$500	$—	$—	$—
Operating loss	$(1,274)	$(1,602)	$(3,116)	$(8,904)
Net loss	$(1,291)	$(1,603)	$(3,100)	$(8,886)
Net loss per share – basic and diluted	$(0.06)	$(0.07)	$(0.15)	$(0.57)